Leases - Schedule of Lease-Related Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses on right-of-use assets	¥ 3,128	¥ 2,822
Interest expenses on lease liabilities	195	92	¥ 72
Expenses relating to short-term leases	130	167	208
Expenses relating to leases of low-value assets excluding short-term lease expenses	138	176	186
Total lease-related expenses	3,591	3,257	3,071
Total cash outflow	3,207	3,038	2,832
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses on right-of-use assets	3,045	2,732	2,541
Other
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses on right-of-use assets	¥ 83	¥ 90	¥ 64